EQUITY - Ownership of shares (Details) - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital
Number of shares held	1,719,658,728	1,719,658,728	1,719,658,728
Shares Issued, Percentage	100.00%	100.00%	100.00%
Metalurgica Gerdau S.A.
Capital
Number of shares held	653,370,032	652,519,280	702,554,138
Shares Issued, Percentage	38.00%	37.90%	40.90%
Brazilian institutional investors
Capital
Number of shares held	155,482,209	134,604,327	123,530,670
Shares Issued, Percentage	9.00%	7.80%	7.20%
Foreign institutional investors
Capital
Number of shares held	715,363,943	716,775,213	646,598,657
Shares Issued, Percentage	41.60%	41.80%	37.60%
Other shareholders
Capital
Number of shares held	185,040,945	205,049,695	213,991,018
Shares Issued, Percentage	10.80%	11.90%	12.40%
Common shares
Capital
Number of shares held	573,627,483	573,627,483	573,627,483
Shares Issued, Percentage	100.00%	100.00%	100.00%
Common shares | Metalurgica Gerdau S.A.
Capital
Number of shares held	557,898,901	449,712,654	449,712,654
Shares Issued, Percentage	97.30%	78.40%	78.40%
Common shares | Brazilian institutional investors
Capital
Number of shares held	254,785	41,883,032	49,834,446
Shares Issued, Percentage	0.00%	7.30%	8.70%
Common shares | Foreign institutional investors
Capital
Number of shares held	7,254,556	11,122,498	13,881,226
Shares Issued, Percentage	1.30%	1.90%	2.40%
Common shares | Other shareholders
Capital
Number of shares held	6,521,703	69,211,761	58,501,619
Shares Issued, Percentage	1.10%	12.10%	10.20%
Preferred shares
Capital
Number of shares held	1,146,031,245	1,146,031,245	1,146,031,245
Shares Issued, Percentage	100.00%	100.00%	100.00%
Preferred shares | Metalurgica Gerdau S.A.
Capital
Number of shares held	95,471,131	202,806,626	252,841,484
Shares Issued, Percentage	8.30%	17.70%	22.10%
Preferred shares | Brazilian institutional investors
Capital
Number of shares held	155,227,424	92,721,295	73,686,224
Shares Issued, Percentage	13.50%	8.10%	6.40%
Preferred shares | Foreign institutional investors
Capital
Number of shares held	708,109,387	705,652,715	632,717,431
Shares Issued, Percentage	61.80%	61.50%	55.20%
Preferred shares | Other shareholders
Capital
Number of shares held	178,519,242	135,837,934	155,489,399
Shares Issued, Percentage	15.60%	11.90%	13.60%
Treasury Stocks
Capital
Number of shares held	10,401,599	10,710,213	32,984,245
Shares Issued, Percentage	0.60%	0.60%	1.90%
Treasury Stocks | Common shares
Capital
Number of shares held	1,697,538	1,697,538	1,697,538
Shares Issued, Percentage	0.30%	0.30%	0.30%
Treasury Stocks | Preferred shares
Capital
Number of shares held	8,704,061	9,012,675	31,286,707
Shares Issued, Percentage	0.80%	0.80%	2.70%